Party-in-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions
Note 6 – Party-in-Interest and Related Party Transactions
The Plan invests in
shares of funds managed
by an affiliate of
the Trustee as defined by
the Plan and,
therefore, these transactions in such
investments qualify as party-in-interest.
The Plan invests in the common stock of Henry
Schein, Inc., which is a party-in-interest and a
related party to the Plan.
Notes receivable from participants also qualify as party-in-interest transactions.
The Plan provides for an
Employer Match, as discussed in Note 1(b), which qualifies as a party-in-interest transaction.